Loans, allowance for loan losses and credit quality (Details 4) SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr) day quarter	Dec. 31, 2014 CHF (SFr)
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,255	SFr 1,032
Restructured loans	282	171
Potential problem loans	436	187
Total other impaired loans	718	358
Gross impaired loans	1,973	1,390
Non-interest-earning loans	272	279
Non-performing loans	983	753
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	SFr 68	80
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness | day	90
Maximum
Gross impaired loans by category
Period of anticipated repayment after which loan is written down to net book value (in quarters) | quarter	2
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 679	496
Restructured loans	264	167
Potential problem loans	383	145
Total other impaired loans	647	312
Gross impaired loans	1,326	808
Non-interest-earning loans	205	168
Non-performing loans	474	328
Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	72	66
Restructured loans	0	0
Potential problem loans	29	9
Total other impaired loans	29	9
Gross impaired loans	101	75
Non-interest-earning loans	19	16
Non-performing loans	53	50
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	469	306
Restructured loans	263	167
Potential problem loans	319	133
Total other impaired loans	582	300
Gross impaired loans	1,051	606
Non-interest-earning loans	136	116
Non-performing loans	333	190
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	138	124
Restructured loans	1	0
Potential problem loans	35	3
Total other impaired loans	36	3
Gross impaired loans	174	127
Non-interest-earning loans	50	36
Non-performing loans	88	88
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	576	536
Restructured loans	18	4
Potential problem loans	53	42
Total other impaired loans	71	46
Gross impaired loans	647	582
Non-interest-earning loans	67	111
Non-performing loans	509	425
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	214	208
Restructured loans	18	4
Potential problem loans	49	39
Total other impaired loans	67	43
Gross impaired loans	281	251
Non-interest-earning loans	17	19
Non-performing loans	197	189
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	135	86
Restructured loans	0	0
Potential problem loans	3	2
Total other impaired loans	3	2
Gross impaired loans	138	88
Non-interest-earning loans	27	75
Non-performing loans	108	11
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	227	242
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	228	243
Non-interest-earning loans	23	17
Non-performing loans	204	225
Bank
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,061	821
Restructured loans	282	171
Potential problem loans	373	140
Total other impaired loans	655	311
Gross impaired loans	1,716	1,132
Non-interest-earning loans	251	257
Non-performing loans	810	564
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	57	66
Bank | Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	640	457
Restructured loans	264	167
Potential problem loans	344	115
Total other impaired loans	608	282
Gross impaired loans	1,248	739
Non-interest-earning loans	188	148
Non-performing loans	452	309
Bank | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	70	64
Restructured loans	0	0
Potential problem loans	11	9
Total other impaired loans	11	9
Gross impaired loans	81	73
Non-interest-earning loans	19	15
Non-performing loans	51	49
Bank | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	433	270
Restructured loans	263	167
Potential problem loans	298	103
Total other impaired loans	561	270
Gross impaired loans	994	540
Non-interest-earning loans	119	98
Non-performing loans	314	172
Bank | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	137	123
Restructured loans	1	0
Potential problem loans	35	3
Total other impaired loans	36	3
Gross impaired loans	173	126
Non-interest-earning loans	50	35
Non-performing loans	87	88
Bank | Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	421	364
Restructured loans	18	4
Potential problem loans	29	25
Total other impaired loans	47	29
Gross impaired loans	468	393
Non-interest-earning loans	63	109
Non-performing loans	358	255
Bank | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	186	183
Restructured loans	18	4
Potential problem loans	25	23
Total other impaired loans	43	27
Gross impaired loans	229	210
Non-interest-earning loans	13	17
Non-performing loans	173	166
Bank | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	135	86
Restructured loans	0	0
Potential problem loans	3	2
Total other impaired loans	3	2
Gross impaired loans	138	88
Non-interest-earning loans	27	75
Non-performing loans	108	11
Bank | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	100	95
Restructured loans	0	0
Potential problem loans	1	0
Total other impaired loans	1	0
Gross impaired loans	101	95
Non-interest-earning loans	23	17
Non-performing loans	SFr 77	SFr 78